Share Capital - Summary of Changes in Warrants and Finder's Warrants (Details)	12 Months Ended
	Apr. 30, 2022 shares $ / shares	Apr. 30, 2021 shares $ / shares	Apr. 30, 2020 shares $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Balance, Number of warrants | shares	878,300	3,411,500
Exercised, Number of warrants | shares	(878,300)	(2,533,200)
Balance, Number of warrants | shares		878,300	3,411,500
Balance, Weighted average exercise price | $ / shares	$ 3.5	$ 5.25
Exercised, Weighted average exercise price | $ / shares	$ 3.5	5.88
Balance, Weighted average exercise price | $ / shares		$ 3.5	$ 5.25
Weighted average life remaining (years)		10 months 24 days	10 months 28 days
Finder's Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Balance, Number of warrants | shares	176,888	81,994
Issued, Number of warrants | shares		130,111
Exercised, Number of warrants | shares	(46,777)	(35,217)
Balance, Number of warrants | shares	130,111	176,888	81,994
Balance, Weighted average exercise price | $ / shares	$ 16.12	$ 3.5
Issued, Weighted average exercise price | $ / shares		20.65
Exercised, Weighted average exercise price | $ / shares	3.5	3.5
Balance, Weighted average exercise price | $ / shares	$ 21.59	$ 16.12	$ 3.5
Weighted average life remaining (years)	3 years 9 months 7 days	3 years 9 months	1 year 10 months 24 days